Other Non-current Assets	12 Months Ended
Dec. 31, 2025
Other Non-current Assets
Other Non-current Assets
8.	Other Non-current Assets

Other non-current assets mainly include time deposits, held-to-maturity debt securities, available-for-sale debt securities, and equity method investments.

Time deposits and held-to-maturity debt securities represent the time deposits made in financial institutions and debt securities that the Group has positive intent and ability to hold to maturity with maturities of more than one year. As of December 31, 2024 and 2025, the carrying amounts for the investments, net of allowance for credit losses, were RMB57,309,555 and RMB70,296,260 (US$10,052,231), respectively. As of December 31, 2024 and 2025, the allowance for credit losses was RMB42,902 and RMB42,384 (US$6,061), respectively. The gross unrecognized holding gains or losses on the investments were nil as of December 31, 2024 and 2025. Interest income recorded on these time deposits and held-to-maturity debt securities in the consolidated statements of comprehensive income were RMB336,789, RMB1,676,942 and RMB1,933,895 (US$276,543) for the years ended December 31, 2023, 2024 and 2025, respectively.

The following table summarizes the net carrying amount of long-term time deposits and held-to-maturity debt securities with stated contractual dates, classified by the contractual maturity dates of the investments:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$

Due in 1 year through 2 years	40,641,146	49,741,549	7,112,947
Due in 2 years through 3 years	16,668,409	20,554,711	2,939,284
	57,309,555	70,296,260	10,052,231

As of December 31, 2024 and 2025, available-for-sale debt securities include government bonds purchased from financial institutions, with maturities of greater than twelve months. The following table summarizes the details of available-for-sale debt securities with stated contractual dates, classified by the contractual maturity dates of the investments:

	As of December 31, 2024
		Gross	Gross	Fair Value
	Amortized	Unrealized	Unrealized	(Net Carrying
	Cost	Gains	Losses	Amount)
	RMB	RMB	RMB	RMB

Due in 1 year through 5 years	20,635,590	396,362	—	21,031,952
Due in 5 years through 10 years	2,607,675	215,569	—	2,823,244
	23,243,265	611,931	—	23,855,196

8.	Other Non-current Assets (Continued)

	As of December 31, 2025
				Fair Value	Fair Value
		Gross	Gross	(Net	(Net
	Amortized	Unrealized	Unrealized	Carrying	Carrying
	Cost	Gains	Losses	Amount)	Amount)
	RMB	RMB	RMB	RMB	US$

Due in 1 year through 5 years	29,229,334	137,680	(1,810)	29,365,204	4,199,168
Due in 5 years through 10 years	2,607,255	177,666	—	2,784,921	398,239
	31,836,589	315,346	(1,810)	32,150,125	4,597,407

For available-for-sale debt securities where the fair value is below the amortized cost basis of its investments, the Group does not intend to sell these debt securities and considers the decline in fair value below the amortized cost basis is not the result of a credit loss as of December 31, 2024 and 2025. Hence, no allowance for credit loss was recorded as of December 31, 2024 and 2025.

Equity method investments consist of the Group’s investments as a limited partner in certain limited partnership funds to make strategic investments. As of December 31, 2024 and 2025, the carrying amount for the investments was RMB1,809,260 and RMB1,870,268 (US$267,445), respectively. No equity method investments were considered, individually or in aggregate, material as of December 31, 2024 and 2025. There was no impairment on these investments during the years ended December 31, 2023, 2024 and 2025.